Basis of Presentation and Significant Accounting Policies - Summary of Estimated Useful Lives of Related Assets Used in Computation of Depreciation (Details)	12 Months Ended
Dec. 31, 2022
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	Lesser of lease term or 10 years
Computer Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Other Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years